Property, Plant and Equipment, Net - Assets Under Construction (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment temporarily idle	$ 3,759	$ 2,750
Crude Oil and Natural Gas Properties
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment temporarily idle	3,359	2,507
Refining Assets
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment temporarily idle	$ 400	$ 243